Financial Instruments - Fair Value and Risk Management - Summary of Trade Accounts Receivable (Detail) R$ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)
Disclosure of financial assets that are either past due or impaired [line items]
Gross amount	$ 47,733	R$ 184,954	R$ 134,039
Trade accounts receivable, net	42,275	163,807	113,168
Credit risk [member]
Disclosure of financial assets that are either past due or impaired [line items]
Gross amount	47,733	184,954	134,039
Allowance for doubtful accounts		(21,147)	(20,871)
Trade accounts receivable, net	42,275	163,807	113,168
Credit risk [member] | Financial assets neither past due nor impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Gross amount		163,924	109,135
Allowance for doubtful accounts		(4,525)	(8,199)
Trade accounts receivable, net	41,137	159,399	100,936
Credit risk [member] | Past due 1-30 days [member]
Disclosure of financial assets that are either past due or impaired [line items]
Gross amount		1,034	5,449
Allowance for doubtful accounts		(159)	(2,134)
Trade accounts receivable, net	226	875	3,315
Credit risk [member] | Past due 31-90 days [member]
Disclosure of financial assets that are either past due or impaired [line items]
Gross amount		2,461	5,304
Allowance for doubtful accounts		(731)	(3,686)
Trade accounts receivable, net	446	1,730	1,618
Credit risk [member] | Past due 91-120 days [member]
Disclosure of financial assets that are either past due or impaired [line items]
Gross amount		1,784	3,551
Allowance for doubtful accounts		(247)	(1,845)
Trade accounts receivable, net	397	1,537	1,706
Credit risk [member] | Past due 120-180 days [member]
Disclosure of financial assets that are either past due or impaired [line items]
Gross amount		2,183	4,278
Allowance for doubtful accounts		(1,928)	(3,108)
Trade accounts receivable, net	66	255	1,170
Credit risk [member] | Past due over 180 days [member]
Disclosure of financial assets that are either past due or impaired [line items]
Gross amount		13,568	6,322
Allowance for doubtful accounts		(13,557)	(1,899)
Trade accounts receivable, net	$ 3	R$ 11	R$ 4,423